MATERIAL ACCOUNTING POLICIES (Detail Textuals) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure Of Significant Accounting Policies [Abstract]
Unfavorable contracts aggregated liability balance	$ 6.7